Trade Payables - Summary of Trade Payables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Summary of trade payables [line items]
Trade payables	R$ 2,745,019	R$ 2,158,478
Domestic suppliers [member]
Summary of trade payables [line items]
Trade payables	2,306,398	1,800,348
Trade payables to related parties	5,102	96,908
Domestic suppliers reverse factoring [member]
Summary of trade payables [line items]
Trade payables	1,021,424	262,870
Trade payables to related parties	61,989	193,080
Foreign suppliers [member]
Summary of trade payables [line items]
Trade payables	307,486	237,618
Trade payables to related parties	126,033	23,604
Foreign suppliers reverse factoring [member]
Summary of trade payables [line items]
Trade payables	R$ 212,220	R$ 85,643